Capital Management	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2021 and 2020, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2021	2020
Long-term debt payable within one year	603	806
Short-term notes payable	1,045	800
Less: cash and cash equivalents	(499)	(712)
	1,149	894

Long-term debt	12,593	12,302
Common shares	2,957	2,957
Retained earnings	8,229	7,877
Total capital	24,928	24,030
Hydro One and HOSSM have customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2021, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.